Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Summary of Inventories

Inventories
in € THOUS
	2017	2016
Finished goods	672,851	687,615
Health care supplies	343,351	362,307
Raw materials and purchased components	193,295	214,286
Work in process	81,282	73,269

Inventories	1,290,779	1,337,477